Document and Entity Information	Jan. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001804591
Document Period End Date	Jan. 10, 2022
Entity Registrant Name	23andMe Holding Co.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39587
Entity Tax Identification Number	87-1240344
Entity Address, Address Line One	223 N. Mathilda Avenue
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94086
City Area Code	650
Local Phone Number	938-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	ME
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false